Restructuring (Tables)	3 Months Ended
Jul. 31, 2026
Restructuring and Related Activities [Abstract]
Schedule of Restructuring
The following table presents the classification of these restructuring, associated, and other costs in the consolidated statements of operations for the direct restructuring activities for the fiscal years ended April 24, 2026, April 25, 2025, April 26, 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Cost of products sold	$6	$—	$1
Selling, general, and administrative expenses	—	—	6
Other operating expense (income), net	13	13	8
Total	$19	$13	$15
The following table presents the classification of these restructuring, associated, and other costs in the condensed consolidated statements of operations for the restructuring activities for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
Cost of products sold	$—	$—
Selling, general, and administrative expenses	—	—
Other operating expense (income), net	2	2
Total	$2	$3
The following table provides a reconciliation of the beginning and ending restructuring liability balances.

(in millions)	Total
April 24, 2026	$36
Charges	2
Cash payments	(16)
July 31, 2026	$22